CUSTOMERS' REFUNDABLE FEES	12 Months Ended
Dec. 31, 2017
Revenue Recognition [Abstract]
CUSTOMERS' REFUNDABLE FEES
13.	CUSTOMERS’ REFUNDABLE FEES

Roll-forward of customers’ refundable fees:

	As of December 31,
	2016	2017
	US$	US$
Balance at beginning of year	59,107	28,630
Cash received from customers during the year	371,837	69,148
Revenue recognized during the year	(272,083)	(30,998)
Payments to sales and marketing agents during the year	(33,251)	(36,836)
Refunds paid during the year	(90,061)	(23,941)
Amounts payable to real estate developers	(4,674)	-
Foreign currency translation adjustments	(2,245)	1,067
Balance at end of year	28,630	7,070